Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Schedule of movement in provision for asset retirement obligation
The movement in provision for asset retirement obligations and restructuring charges during the years ended December 31, 2022 and 2021 is as follows:

(in millions)	December 31, 2022	December 31, 2021
Beginning balance	$349	$353
Arising during the period	2	—
Accretion cost	(4)	(1)
Restructuring charges	91	—
Utilized(1)	(52)	(3)
Released to the consolidated statements of operations(2)	$(88)	—
Ending balance	$298	$349
(1) Includes $40 million related to asset retirement obligations,$7 million related to sale of the EFK business, and $5 million related to restructuring charges.

(2) Relates to the derecognition of asset retirement obligation related to the sale of the EFK business.